Suppliers Accounted for Ten Percent or More (Detail) (Supplier Concentration Risk, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total purchases for major suppliers	$ 808,144	$ 620,263	$ 274,596
Supplier A
Segment Reporting Information [Line Items]
Total purchases for major suppliers	808,144	511,923	160,274
Supplier B
Segment Reporting Information [Line Items]
Total purchases for major suppliers		$ 108,340	$ 114,322